Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventories
Finished products		¥ 820,168	¥ 144,543
Raw materials, work in process and supplies		227,836	373,543
Total	$ 160,614	¥ 1,048,004	¥ 518,086